Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense
The major components of income tax expense are:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$210	$251	$538
Deferred income tax expense (benefit)	(1,178)	(1,034)	398
Income tax expense (benefit) reported in the Consolidated Statement of Operations	$(968)	$(783)	$936

Reconciliation of Income Taxes Computed at the French Statutory Rate
A reconciliation of income taxes computed at the French statutory rate (28.00% for the year ended December 31, 2018, 2019 and 2020) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Profit (loss) before income taxes	$(37,192)	$(37,480)	$(53,540)
At France’s statutory income tax rate of 28%	(10,269)	(10,494)	(14,991)
Non-deductible share-based payment expense	507	503	836
Tax credits	(848)	(874)	(1,364)
Impact of the extinguishment of the convertible debts after amendment	—	—	398
Permanent differences and other	(596)	39	903
Unrecognized benefit of tax losses carryforward	10,238	10,043	15,154
Income tax expense (income) reported in the Consolidated Statement of Operations	$(968)	$(783)	$936

Significant Components of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	(in thousands)			(in thousands)			(in thousands)
Government loan	47	46	142	—	—	—	—	(1)	96
Intangible assets	71	24	(49)	—	—	—	—	(47)	(72)
Lease contracts	—	(8)	—	—	—	—	—	(8)	8
Cash flow hedge	(1)	(3)	2	—	—	—	(8)	(2)	5
Remeasurement of non-monetary accounts	99	(103)	728	—	—	—	348	(202)	831
Convertible debts and venture debt - liability	2,053	1,901	23	1,818	773	(809)	(563)	(925)	(1,069)
Other provisions and accruals	(22)	(310)	(248)	—	—	—	—	(288)	62
From subsidiaries	35	19	19	—	—	—	(17)	(16)	—
Loss available for offsetting against future taxable income	(1,591)	(1,137)	(598)	—	—	—	(938)	455	537
Total	$691	$429	$19	1,818	$773	$(809)	$(1,178)	$(1,034)	$398
The changes in deferred tax assets and liabilities were as follows:

	2018	2019	2020
	(in thousands)
At January 1st	$52	$691	$429
Tax expense (income) during the year recognized in Profit or Loss	(1,178)	(1,034)	398
Tax expense (income) during the year recognized in equity (1)	1,818	773	(809)
Effect of foreign exchange	(1)	(1)	1
At December 31st	$691	$429	$19
(1) In 2018 and 2019, relates to the split accounting of the convertible debts and the venture debt issued with an equity component